Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 31,931,892	$ 17,046,464
Allowance for doubtful accounts		(945,761)
Allowance for credit loss	(365,047)
Total accounts receivable, net	$ 31,566,845	$ 16,100,703